Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash equivalents
Total cash and cash equivalents		£ 1,549	£ 1,666	£ 528
Bank overdrafts (note 26)		(183)	(72)	(29)
Cash and cash equivalents per the cash flow statement	[1]	1,409	1,594	499	£ 511
Financial assets at amortised cost, category
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand		463	495
Cash equivalents
Total cash equivalents		1,086	1,171
Total cash and cash equivalents		1,549	1,666
Bank overdrafts (note 26)		(183)	(72)
Cash and cash equivalents classified as held for sale (note 23)		43	0
Cash and cash equivalents per the cash flow statement		1,409	1,594
Loans and receivables, category
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand				446
Cash equivalents
Total cash equivalents				82
Total cash and cash equivalents				528
Bank overdrafts (note 26)				(29)
Cash and cash equivalents classified as held for sale (note 23)				0
Cash and cash equivalents per the cash flow statement				499
UK deposits | Financial assets at amortised cost, category
Cash equivalents
Deposits		1,043	1,132
UK deposits | Loans and receivables, category
Cash equivalents
Deposits				31
US deposits | Financial assets at amortised cost, category
Cash equivalents
Deposits		8	3
US deposits | Loans and receivables, category
Cash equivalents
Deposits				26
Other deposits | Financial assets at amortised cost, category
Cash equivalents
Deposits		£ 35	£ 36
Other deposits | Loans and receivables, category
Cash equivalents
Deposits				£ 25

[1]	Net of bank overdrafts of £183m (2018/19: £72m, 2017/18: £29m).